Insurance Contract Liabilities - Provision For Loss And Loss Adjustment Expenses - Asbestos (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gross
Provision for asbestos claims and loss adjustment expenses - January 1	$ 1,292.1	$ 1,347.7
Losses and loss adjustment expenses incurred	138.6	153.0
Losses and loss adjustment expenses paid	(233.2)	(208.6)
Provisions for asbestos claims assumed during the year, at December 31	20.4	0.0
Provision for asbestos claims and loss adjustment expenses - December 31	1,217.9	1,292.1
Net
Provision for asbestos claims and loss adjustment expenses - January 1	1,033.3	1,065.5
Losses and loss adjustment expenses incurred	114.3	141.8
Losses and loss adjustment expenses paid	(170.1)	(174.0)
Provisions for asbestos claims assumed during the year, at December 31	17.8	0.0
Provision for asbestos claims and loss adjustment expenses - December 31	$ 995.3	$ 1,033.3